The amounts directly recognized in the statement of income presented below relate to items exempt of recognition: low-value assets, short-term leases and leases with variable payments. (Details) - BRL (R$)
R$ in Thousands
	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Presentation of leases for lessee [abstract]
Variable payments not included in the lease liabilities	R$ 74,078	R$ 226,488
Expenses related to short-term leases	42,833	134,928
Expenses related to low-value assets	1,432	2,887
Amounts recognized in the statement of income	R$ 118,343	R$ 364,303